Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Income Statements, Captions [Line Items]
Net sales	$ 201,569	$ 200,250	$ 402,840	$ 398,568
Cost of sales	178,732	171,911	367,663	347,982
Gross profit	22,837	28,339	35,177	50,586
Operating expenses
Selling, general and administrative	(13,563)	(13,959)	(27,366)	(28,727)
Amortization of acquired intangible assets	(4,044)	(4,085)	(8,091)	(8,168)
Restructuring costs, net	(6,411)	(4,268)	(6,740)	(8,377)
Trademark impairment loss		(38,000)		(38,000)
Operating (loss) income	(1,181)	(31,973)	(7,020)	(32,686)
Other expense
Interest (expense) income, net	(1,017)	(11,303)	(6,669)	(26,699)
Miscellaneous, net	(1,017)	(788)	(1,931)	(1,807)
Loss from continuing operations before income taxes	(3,215)	(44,064)	(15,620)	(61,192)
Income tax benefit (expense)	(15,581)	16,658	(12,132)	20,367
(Loss) income before equity in earnings of subsidiaries from continuing operations	(18,796)	(27,406)	(27,752)	(40,825)
(Loss) income from discontinued operations, net of tax	(12,265)	1,806	(15,574)	2,683
Net loss	(31,061)	(25,600)	(43,326)	(38,142)
Comprehensive (loss) income	(39,301)	(24,595)	(58,927)	(31,916)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(35,366)	(45,784)	(73,886)	(82,989)
Cost of sales	(35,366)	(45,784)	(73,886)	(82,989)
Other expense
Equity (deficit) in earnings of subsidiaries	35,676	41,813	51,596	50,513
(Loss) income from discontinued operations, net of tax	14,887	(3,614)	17,524	(5,351)
Net loss	50,563	38,199	69,120	45,162
Comprehensive (loss) income	62,299	34,516	104,546	23,098
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
Selling, general and administrative		(57)		(57)
Operating (loss) income		(57)		(57)
Other expense
Interest (expense) income, net	9,708	(1,119)	14,496	(6,360)
Intercompany interest	515	504	1,026	996
Miscellaneous, net	47		47	1
Loss from continuing operations before income taxes	10,270	(672)	15,569	(5,420)
Income tax benefit (expense)	(2,877)	(446)	(4,361)	(23)
(Loss) income before equity in earnings of subsidiaries from continuing operations	7,393	(1,118)	11,208	(5,443)
Equity (deficit) in earnings of subsidiaries	(26,189)	(26,288)	(38,960)	(35,382)
(Loss) income from discontinued operations, net of tax	(12,265)	1,806	(15,574)	2,683
Net loss	(31,061)	(25,600)	(43,326)	(38,142)
Comprehensive (loss) income	(52,930)	(20,532)	(87,385)	(9,379)
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Cost of sales	(13)	(20)	(4)	(26)
Gross profit	13	20	4	26
Operating expenses
Selling, general and administrative	(161)	(88)	(424)	(270)
Operating (loss) income	(148)	(68)	(420)	(244)
Other expense
Interest (expense) income, net	(15,001)	(13,761)	(29,017)	(27,487)
Intercompany interest	5,569	5,569	11,137	11,137
Miscellaneous, net	2
Loss from continuing operations before income taxes	(9,578)	(8,260)	(18,300)	(16,594)
Income tax benefit (expense)	(3,124)	3,257	(1,007)	6,185
(Loss) income before equity in earnings of subsidiaries from continuing operations	(12,702)	(5,003)	(19,307)	(10,409)
Equity (deficit) in earnings of subsidiaries	(13,487)	(21,285)	(19,653)	(24,973)
(Loss) income from discontinued operations, net of tax	(46)	1,806	(46)	2,683
Net loss	(26,235)	(24,482)	(39,006)	(32,699)
Comprehensive (loss) income	(25,472)	(24,598)	(41,069)	(32,836)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	187,607	186,484	375,495	370,308
Cost of sales	172,989	168,517	355,146	337,933
Gross profit	14,618	17,967	20,349	32,375
Operating expenses
Selling, general and administrative	(11,331)	(11,821)	(22,899)	(24,540)
Amortization of acquired intangible assets	(3,846)	(3,846)	(7,691)	(7,691)
Restructuring costs, net	(6,411)	(4,134)	(6,740)	(8,134)
Trademark impairment loss		(38,000)		(38,000)
Operating (loss) income	(6,970)	(39,834)	(16,981)	(45,990)
Other expense
Interest (expense) income, net	4,267	3,556	7,834	7,106
Intercompany interest	(6,084)	(6,011)	(12,163)	(12,009)
Miscellaneous, net	(1,038)	(855)	(1,945)	(1,882)
Loss from continuing operations before income taxes	(9,825)	(43,144)	(23,255)	(52,775)
Income tax benefit (expense)	(7,662)	16,099	(3,415)	17,960
(Loss) income before equity in earnings of subsidiaries from continuing operations	(17,487)	(27,045)	(26,670)	(34,815)
Equity (deficit) in earnings of subsidiaries	4,000	5,760	7,017	9,842
(Loss) income from discontinued operations, net of tax	(14,792)	1,806	(17,230)	2,683
Net loss	(28,279)	(19,479)	(36,883)	(22,290)
Comprehensive (loss) income	(27,516)	(19,595)	(38,946)	(22,427)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	49,328	59,550	101,231	111,249
Cost of sales	41,122	49,198	86,407	93,064
Gross profit	8,206	10,352	14,824	18,185
Operating expenses
Selling, general and administrative	(2,071)	(1,993)	(4,043)	(3,860)
Amortization of acquired intangible assets	(198)	(239)	(400)	(477)
Restructuring costs, net		(134)		(243)
Operating (loss) income	5,937	7,986	10,381	13,605
Other expense
Interest (expense) income, net	9	21	18	42
Intercompany interest		(62)		(124)
Miscellaneous, net	(28)	67	(33)	74
Loss from continuing operations before income taxes	5,918	8,012	10,366	13,597
Income tax benefit (expense)	(1,918)	(2,252)	(3,349)	(3,755)
(Loss) income before equity in earnings of subsidiaries from continuing operations	4,000	5,760	7,017	9,842
(Loss) income from discontinued operations, net of tax	(49)	2	(248)	(15)
Net loss	3,951	5,762	6,769	9,827
Comprehensive (loss) income	$ 4,318	$ 5,614	$ 3,927	$ 9,628